INCOME TAXES - Income Taxes Paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, Federal, after Refund Received	$ 4,866	$ 25,000	$ 5,000
Income Taxes Paid, Net	9,213	27,523	10,076
New York State Division of Taxation and Finance
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, State and Local, after Refund Received	984		810
State and Local Tax Jurisdiction, Other
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, State and Local, after Refund Received	2,075	2,523	1,796
Foreign Tax Jurisdiction
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, State and Local, after Refund Received	0	$ 0	0
New Jersey Division of Taxation
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, State and Local, after Refund Received			655
TENNESSEE
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, State and Local, after Refund Received			640
ILLINOIS
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, State and Local, after Refund Received	625		$ 1,175
CALIFORNIA
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, State and Local, after Refund Received	$ 663